Investments in equity method investees - Additional details (Details) ¥ in Millions, $ in Millions	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Investments in equity investees
Carrying value of equity method investments	¥ 210,169	$ 28,962	¥ 203,131	¥ 207,380
Equity method investments, publicly traded
Investments in equity investees
Carrying value of equity method investments	25,033
Market value of equity method investments	29,583
Undistributed earnings	¥ 54,595